UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03031

Morgan Stanley Tax-Free Daily Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments • March 31, 2017 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE(a)	DEMAND DATE(b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (75.2%)
$2,800	California Statewide Communities Development Authority, Kaiser Permanente Ser 2002 E	0.90%	04/07/17	11/01/36	$2,800,000
	Colorado Springs, CO,
1,700	Utilities System Sub Lien Ser 2004 A	0.96	04/07/17	11/01/23	1,700,000
1,000	Utilities System Sub Lien Ser 2005 A	0.91	04/07/17	11/01/35	1,000,000
2,500	District of Columbia, The Pew Charitable Trusts Ser 2008 A	0.93	04/07/17	04/01/38	2,500,000
2,600	District of Columbia Water & Sewer Authority, Public Utility SE	0.88	04/07/17	10/01/50	2,600,000
1,000	Fairfax County Industrial Development Authority, VA, Inova Health System Foundation Ser 2005 C-2	0.91	04/07/17	05/15/26	1,000,000
500	Gainesville, FL, Utilities System 2008 Ser B	0.94	04/07/17	10/01/38	500,000
	Houston, TX,
1,000	Combined Utility System First Lien Ser 2004 B-2	0.92	04/07/17	05/15/34	1,000,000
1,800	Combined Utility System First Lien Ser 2004 B-5	0.92	04/07/17	05/15/34	1,800,000
2,500	Massachusetts Water Resources Authority, Gen Ser 2008 A-3	0.89	04/07/17	08/01/37	2,500,000
2,200	Metropolitan Transportation Authority, NY, Ser 2005 E Subser E-2	0.90	04/07/17	11/01/35	2,200,000
1,445	Metropolitan Washington Airports Authority, DC, Airport System Subser 2010 C-2	0.92	04/07/17	10/01/39	1,445,000
2,600	Nassau County Interim Finance Authority, NY, Sales Tax Ser 2008 D-1	0.85	04/07/17	11/15/17	2,600,000
2,800	New York City Municipal Water Finance Authority, NY, Second General Fiscal 2010 Ser CC	0.92	04/07/17	06/15/41	2,800,000
1,300	New York City, NY, Fiscal 2014 Ser D Subser D-5	0.93	04/07/17	08/01/41	1,300,000
2,500	New York State Energy Research & Development Authority Facilities, Consolidated Edison Co. Ser 2005 Subser A-2	0.95	04/07/17	05/01/39	2,500,000
2,500	North Texas Tollway Authority, TX, Ser 2009 D	0.90	04/07/17	01/01/49	2,500,000
	Orlando Utilities Commission, FL,
1,000	Utility System Ser 2008-2	0.85	04/07/17	10/01/33	1,000,000
1,400	Utility System Ser 2015-B	0.94	04/07/17	10/01/39	1,400,000
1,000	Texas, Veterans Ser 2015 B	0.95	04/07/17	06/01/46	1,000,000
1,800	Texas Transportation Commission, Mobility Fund Ser 2006 B	0.93	04/07/17	04/01/36	1,800,000
1,850	Triborough Bridge & Tunnel Authority, NY, Ser 2002 F	0.97	04/07/17	11/01/32	1,850,000
2,500	Utah State, Associated Municipal Power Systems, Horse Butte Wind Project, Variable Rate Demand Revenue Bonds, Series 2012 B	0.92	04/07/17	09/01/32	2,500,000
2,000	Washington Suburban Sanitary District, MD, 2015 Ser A BANs	0.90	04/07/17	06/01/23	2,000,000
1,000	Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc. Ser 2012 A Stage Trust Ser 2012-33C (c)	0.96	04/07/17	05/15/39	1,000,000
	Total Weekly Variable Rate Bonds (Cost $45,295,000)				45,295,000

	Daily Variable Rate Bonds (15.0%)
2,500	Harris County Cultural Education Facilities Financing Corporation, TX, Methodist Hospital System Ser 2008 C-1	0.96	04/03/17	12/01/24	2,500,000
2,400	JP Morgan Chase & Co., MA, 2015 Ser C PUTTERs Ser 5005 (c)	1.01	04/03/17	06/01/18	2,400,000
2,600	JP Morgan Chase & Co., NY, Battery Park City Authority Junior Ser C PUTTERs Ser 5012 (c)	1.01	04/03/17	11/01/19	2,600,000
1,500	New York City, NY, Fiscal 2013 Subser A-3	0.93	04/03/17	10/01/40	1,500,000
	Total Daily Variable Rate Bonds (Cost $9,000,000)				9,000,000

PRINCIPAL AMOUNT (000)		COUPON RATE(a)	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE(b)	VALUE
	Commercial Paper (10.0%)
$2,000	Gainesville, FL, Utilities System 1992 Ser C	0.82%	0.82%	04/04/17	2,000,000
1,500	Harris County, TX, Notes Ser A-1	0.82	0.82	04/04/17	1,500,000
2,500	Houston, TX, Ser G-2	0.93	0.93	04/07/17	2,500,000
	Total Commercial Paper (Cost $6,000,000)				6,000,000

	Total Investments (Cost $60,295,000) (d)(e)			100.2%	60,295,000
	Liabilities in Excess of Other Assets			(0.2)	(91,591)
	Net Assets			100.0%	$60,203,409

BANs	Bond Anticipation Notes.
PUTTERs	Puttable Tax-Exempt Receipts.
(a)	Rate shown is the rate in effect at March 31, 2017.
(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the fund engaged in cross-trade purchases of $350,000 and sales of $1,000,000, which resulted in no net realized gains.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Tax-Free Daily Income Trust

Summary of Investments • March 31, 2017 (unaudited)

PORTFOLIO COMPOSITION as of 03/31/17	Percentage of Total Investments
Weekly Variable Rate Bonds	72.1%
Daily Variable Rate Bonds	18.0
Commercial Paper	9.9
100.0%

Morgan Stanley Tax-Free Daily Income Trust

Notes to Portfolio of Investments • March 31, 2017 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$45,295,000	$—	$45,295,000
Daily Variable Rate Bonds	—	9,000,000	—	9,000,000
Commercial Paper	—	6,000,000	—	6,000,000
Total Assets	$—	$60,295,000	$—	$60,295,000

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2017, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Free Daily Income Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 18, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2017